Organization - Additional Information (Details) $ / shares in Units, $ in Millions	5 Months Ended	6 Months Ended
	May 18, 2021 shares	Jun. 30, 2021 Vote shares SEGMENT $ / shares	Jun. 30, 2021 Vote shares SEGMENT $ / shares	Jun. 30, 2021 Vote shares segment SEGMENT $ / shares	Jun. 30, 2021 Vote shares SEGMENT $ / shares	Jun. 30, 2021 Vote shares SEGMENT $ / shares	May 19, 2021 USD ($)	Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of operating segments				1		1
Number of reportable segments				1		1
Warrants to purchase Class A shares, price | $ / shares		$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Warrant expiration term		5 years	5 years	5 years	5 years	5 years
Shares authorized for repurchase | $							$ 100.0
Repurchased shares			0
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	0		9,050,000
Class Of Warrant Or Right, Redemption, Period One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Stock trigger price (in dollars per share) | $ / shares		18.00	18.00	18.00	18.00	18.00
Class Of Warrant Or Right, Redemption, Period Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in dollars per share) | $ / shares		$ 0.10	0.10	0.10	0.10	0.10
Non-Principals
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period after business combination anniversary		6 months
Principals
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period after business combination anniversary		2 years
Minimum [Member] | Class Of Warrant Or Right, Redemption, Period Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock trigger price (in dollars per share) | $ / shares		$ 10.00	10.00	10.00	10.00	10.00
Maximum [Member] | Class Of Warrant Or Right, Redemption, Period Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock trigger price (in dollars per share) | $ / shares		$ 18.00	$ 18.00	$ 18.00	$ 18.00	$ 18.00
Class A Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of votes per share | Vote		1	1	1	1	1
Common stock, shares outstanding (in shares)		320,005,258	320,005,258	320,005,258	320,005,258	320,005,258		0
Common stock, shares, issued (in shares)		320,005,258	320,005,258	320,005,258	320,005,258	320,005,258		0
Number of consecutive trading days		20	20	20	20	20
Right to exchange, conversion ratio					1
Class A Shares | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average price of Class A shares equals or exceeds | $ / shares		$ 12.50	$ 12.50	$ 12.50	$ 12.50	$ 12.50
Class A Shares | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average price of Class A shares equals or exceeds | $ / shares		$ 15.00	$ 15.00	$ 15.00	$ 15.00	$ 15.00
Common Class B and Common Class D
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of votes per share, combined Class B and Class D shares		90.00%	90.00%	90.00%	90.00%	90.00%
Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)		0	0	0	0	0
Common stock, shares, issued (in shares)		0	0	0	0	0
Right to exchange, conversion ratio					1
Class C Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of votes per share | Vote		1	1	1	1	1
Common stock, shares outstanding (in shares)		628,380,707	628,380,707	628,380,707	628,380,707	628,380,707		0
Common stock, shares, issued (in shares)		628,380,707	628,380,707	628,380,707	628,380,707	628,380,707		0
Shares issued to grant holder a corresponding voting interest (in shares)		1	1	1	1	1
Class D Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)		294,656,373	294,656,373	294,656,373	294,656,373	294,656,373		0
Common stock, shares, issued (in shares)		294,656,373	294,656,373	294,656,373	294,656,373	294,656,373		0
Shares issued to grant holder a corresponding voting interest (in shares) | Vote		1	1	1	1	1
Class E Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of votes per share | SEGMENT		0	0	0	0	0
Common stock, shares outstanding (in shares)		14,990,864	14,990,864	14,990,864	14,990,864	14,990,864		0
Common stock, shares, issued (in shares)		14,990,864	14,990,864	14,990,864	14,990,864	14,990,864		0